Note 25 Actuarial assumptions percentage (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SPAIN
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	3.43%	3.91%	0.74%
Actuarial assumption of expected rates of salary increases	0.00%	0.00%	0.00%
Actuarial assumption of expected rates of pension increases	0.00%	0.00%	0.00%
Actuarial assumption of medical cost trend rates	0.00%	0.00%	0.00%
Mortality tables	PER 2020	PER 2020	PER 2020
MEXICO
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	10.44%	10.68%	9.68%
Actuarial assumption of expected rates of salary increases	4.50%	4.50%	4.00%
Actuarial assumption of expected rates of pension increases	4.14%	4.41%	2.95%
Actuarial assumption of medical cost trend rates	8.04%	8.04%	7.00%
Mortality tables	EMSSA09	EMSSA09	EMSSA09
TURKEY
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	25.60%	17.79%	19.10%
Actuarial assumption of expected rates of salary increases	23.44%	15.86%	16.60%
Actuarial assumption of expected rates of pension increases	21.94%	14.36%	15.10%
Actuarial assumption of medical cost trend rates	26.14%	18.56%	19.30%
Mortality tables	TUIK 2019	TUIK 2019	CSO2001